IMPORTANT NOTICE
REGARDING DELIVERY OF
SHAREHOLDER DOCUMENTS




SCHWAB
ANALYTICS FUND(R)
October 31, 2000



Annual Report enclosed



                                                            [CHARLESSCHWAB LOGO]

IMPORTANT NOTICE REGARDING DELIVERY OF
SHAREHOLDER DOCUMENTS

The Securities and Exchange Commission (SEC) permits mutual funds to deliver
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
SCHWAB
ANALYTICS FUND(R)



October 31, 2000
Annual Report

[PHOTO OF TWO MEN TALKING]




                                                            [CHARLESSCHWAB LOGO]

[CHARLES SCHWAB PHOTO]


Dear Shareholder,


We're pleased to bring you the first report for this fund that uses our new "plain English" format. This format is part of a major initiative to make SchwabFunds(R) materials easier to use.

We've given the report a simpler organization and a new look. Our goal has been to focus on presenting information clearly and explaining what it means to shareholders.

The most significant change is the new section on how to read and understand the report's financial data. We've even found ways to make the financial statements and notes more accessible. We will continue to actively look for ways to improve these reports even further.

We hope you find this report helpful and we welcome your feedback. Thank you for choosing SchwabFunds.


Sincerely,


/s/ Charles Schwab
    -------------------------------
Charles Schwab




SCHWAB
ANALYTICS FUND(R)


ANNUAL REPORT
November 1, 1999 - October 31, 2000

     1   Market Overview

     5   The Fund
         Evidence of a slowing economy and wide market swings were among the main factors affecting fund performance.

    15   Financial Notes

    20   Proxy Results

         ----------------------------------------------------------------------

    22   HOW TO READ THIS REPORT

         An illustrated guide to the financials, along with a glossary.

MARKET OVERVIEW

GROWTH PERIOD IS THE LONGEST IN U.S. HISTORY.

As of October 31, 2000, U.S. economic expansion was in the middle of its tenth year, marking the longest period of continuous growth in U.S. history. The main force behind the expansion has been high levels of consumer spending, fueled by increases in personal income, personal wealth and consumer confidence.

The pace of economic growth remained robust through the second quarter of 2000, then moderated somewhat in the third quarter, in part due to reduced government spending. Actual Q3 growth was lower than many analysts had expected.

Although energy prices soared, inflation still appears to remain in check. The GDP price deflator, a widely used inflation indicator, declined slightly from 2.4% in the second quarter to 2.0% in the third quarter. Source: Bloomberg L.P.


PRODUCTIVITY EMERGES AS A KEY FACTOR.

[PHOTO OF ASSEMBLY LINE]

In recent years, the Federal Reserve Bank (the Fed) demonstrated its resolve to moderate the pace of the economy's growth by raising short-term interest rates (since June 1999, it has raised these rates six times). The Fed has voiced concern that increases in wages could outpace gains in productivity, forcing companies to boost prices and potentially sparking inflation.

ASSET CLASS PERFORMANCE COMPARISON % returns during the report period

This graph compares the performance of four widely used measures of securities market performance, including U.S. stocks and bonds and international stocks.

[LINE GRAPH]

            LEHMAN BROTHERS U.S.
                 AGGREGATE       MSCI-EAFE(R)     RUSSELL 2000(R)    S&P 500(R)
                BOND INDEX            INDEX           INDEX             INDEX
                ----------            -----           -----             -----
11/05/99          0.0061              0.005           0.0323            0.0054
11/12/99          0.0073              0.02            0.0495            0.0244
11/19/99          0.0032              0.039           0.0762            0.0435
11/26/99          0.0011              0.052           0.0708            0.0395
12/03/99          0.0015              0.053           0.0843            0.0522
12/10/99          0.0078              0.067           0.0894            0.041
12/17/99         -0.003               0.068           0.0889            0.0439
12/24/99         -0.0061              0.107           0.1268            0.0713
12/31/99         -0.0051              0.126           0.1796            0.0804
01/07/00         -0.0057              0.074           0.1415            0.06
01/14/00         -0.0103              0.101           0.1867            0.0774
01/21/00         -0.0119              0.076           0.2483            0.0599
01/28/00         -0.0052              0.071           0.1801            0.0002
02/04/00         -0.0039              0.093           0.2292            0.0481
02/11/00         -0.0068              0.1             0.2568            0.0207
02/18/00         -0.0015              0.083           0.277            -0.0095
02/25/00          0.005               0.092           0.3029           -0.0189
03/03/00          0.0068              0.115           0.4004            0.0381
03/10/00          0.0048              0.114           0.4137            0.0277
03/17/00          0.0118              0.101           0.3458            0.0788
03/24/00          0.0105              0.123           0.3449            0.1251
03/31/00          0.0168              0.121           0.2632            0.1049
04/07/00          0.0249              0.11            0.2726            0.118
04/14/00          0.0242              0.071           0.064             0.0002
04/21/00          0.0233              0.062           0.1297            0.0577
04/28/00          0.0138              0.061           0.1872            0.0717
05/05/00         -0.0004              0.057           0.203             0.0571
05/12/00         -0.0017              0.046           0.1521            0.0485
05/19/00          0.0003              0.008           0.1258            0.0381
05/26/00          0.0112              0.014           0.0738            0.0168
06/02/00          0.023               0.081           0.2045            0.0916
06/09/00          0.0262              0.079           0.2287            0.0766
06/16/00          0.0349              0.075           0.2075            0.0822
06/23/00          0.0253              0.065           0.2002            0.0652
06/30/00          0.0344              0.073           0.2155            0.0757
07/07/00          0.0391              0.083           0.2406            0.0937
07/14/00          0.0376              0.079           0.2748            0.1166
07/21/00          0.0434              0.055           0.228             0.0946
07/28/00          0.0433              0.02            0.152             0.0501
08/04/00          0.0513              0.016           0.1839            0.0827
08/11/00          0.0531              0.031           0.2002            0.0893
08/18/00          0.0544              0.039           0.2129            0.104
08/25/00          0.0584              0.046           0.2359            0.115
09/01/00          0.0616              0.057           0.2758            0.127
09/08/00          0.0606              0.014           0.2598            0.1075
09/15/00          0.0588             -0.009           0.2506            0.0862
09/22/00          0.0613             -0.024           0.2224            0.0735
09/29/00          0.0657             -0.017           0.2293            0.0653
10/06/00          0.0654             -0.02            0.1579            0.0448
10/13/00          0.0692             -0.051           0.1332            0.019
10/20/00          0.0749             -0.052           0.15              0.0361
10/27/00          0.0736             -0.037           0.1321            0.0233
10/31/00          0.073              -0.029           0.1741            0.0609


These figures assume dividends and distributions were reinvested. Index figures don't include trading and management costs, which would lower performance. Indices are unmanaged and you can't invest in them directly. Remember that past performance isn't an indication of future results. Data source: Charles Schwab & Co., Inc. (Schwab).

MARKET OVERVIEW Continued


Productivity gains are important because they enable companies to achieve greater output for every dollar spent for labor costs. Spurred mainly by technological advances, productivity grew at 4.0% during the first half of 2000 and 3.3% during the third quarter (these figures include all economic sectors except farming). However, third quarter productivity gains were partially offset by a 2.5% increase in unit labor costs -- costs that had declined in the previous quarter. Source: Bloomberg L.P.

UNEMPLOYMENT HITS NEW LOWS, YET INFLATION REMAINS AT BAY.

The unemployment rate has been trending downward for years. In April it fell below 4% -- the lowest level in 30 years and one previously considered improbable without high inflation.

Overall, labor markets continue to be extremely tight, and there has been evidence in some regions of labor shortages driving up wages. In spite of these regional trends, overall increases in prices and wages during the report period were relatively modest, due in part to strong productivity gains. However, an upturn in labor costs may make the Fed more sensitive to other potential signs of inflation.

[PHOTO OF WELDER]

STOCKS STUMBLE, RECOVER; MOST BONDS POST HEALTHY RETURNS.

U.S. equities, as measured by the major indices (chart, page 1) had positive returns for the report period. By historical standards, they also remained highly valued (P/E chart, page 4).


FIVE FACTORS AND THEIR EFFECTS ON THIS FUND.

The following charts show recent figures for five common measures of the state of the U.S. economy and the stock market.

While the relationship of each of these factors to the performance of the fund is complex, the captions over each chart and the discussion above include analysis of how we believe these factors may have influenced market behavior during the report period.


REAL GDP GROWTH
Annualized growth rate for each quarter shown

The U.S. economy has grown steadily for more than nine years. Real GDP grew at a 2.4% annualized rate in Q3 2000 -- slower than the 5.2% for the first half of the year.


[BAR CHART]

Dec-90       -3.2
Mar-91         -2
Jun-91        2.3
Sep-91          1
Dec-91        2.2
Mar-92        3.8
Jun-92        3.8
Sep-92        3.1
Dec-92        5.4
Mar-93       -0.1
Jun-93        2.5
Sep-93        1.8
Dec-93        6.2
Mar-94        3.4
Jun-94        5.7
Sep-94        2.2
Dec-94          5
Mar-95        1.5
Jun-95        0.8
Sep-95        3.1
Dec-95        3.2
Mar-96        2.9
Jun-96        6.8
Sep-96          2
Dec-96        4.6
Mar-97        4.4
Jun-97        5.9
Sep-97        4.2
Dec-97        2.8
Mar-98        6.5
Jun-98        2.9
Sep-98        3.4
Dec-98        5.6
Mar-99        3.5
Jun-99        2.5
Sep-99        5.7
Dec-99        8.3
Mar-00        4.8
Jun-00        5.6
Sep-00        2.4


Gross domestic product (GDP), a broad measure of the goods and services produced in the United States during a given time period, is a prime indicator of the health of the country's economy. Typically, stock investors see increases in GDP as a positive, since it indicates stronger demand, production and corporate earnings. The figures shown here are adjusted for inflation.

Data source: Bloomberg L.P.

________________________________________________________________________________
"Old economy" stocks and value stocks regained popularity as many newer company stocks fell.
________________________________________________________________________________

However, the report period saw extreme volatility in the stock market, particularly for U.S. stocks. In March and April, the P/E for the Nasdaq 100 Index lost one-third of its value in just a two-week period. (The Nasdaq 100 Index reflects 100 of the largest Nasdaq companies across major industry groups, including computers, telecommunications, retail/wholesale and biotechnology, but excluding financial companies.) Volatility continued through the end of the report period as investors shifted their focus from hard-hit sectors such as technology to undervalued and established companies.

Outside the U.S., stocks were held back by uncertainty over oil prices and corporate earnings. For U.S. investors, the continued rise of the dollar against the euro and yen was a factor as well, because it eroded the dollar value of foreign stocks.

A major factor for bonds during the report period was the U.S. Treasury's decision to use some of the budget surplus to buy back its own bonds. This created a major change in the picture for supply and demand of bonds, and resulted in an inverted yield curve (a situation where short-term bonds actually pay higher yields than long-term

[PHOTO OF STOCK EXCHANGE]


U.S. UNEMPLOYMENT RATE
Adjusted for seasonal variations

Unemployment hit a three-decade low of 3.9% in April. Although it trended up to 4.1% during the summer months, it closed the reporting period back at 3.9%.

[LINE GRAPH]


Sep-90        5.9
Oct-90        5.9
Nov-90        6.2
Dec-90        6.3
Jan-91        6.4
Feb-91        6.6
Mar-91        6.8
Apr-91        6.7
May-91        6.9
Jun-91        6.9
Jul-91        6.8
Aug-91        6.9
Sep-91        6.9
Oct-91          7
Nov-91          7
Dec-91        7.3
Jan-92        7.3
Feb-92        7.4
Mar-92        7.4
Apr-92        7.4
May-92        7.6
Jun-92        7.8
Jul-92        7.7
Aug-92        7.6
Sep-92        7.6
Oct-92        7.3
Nov-92        7.4
Dec-92        7.4
Jan-93        7.3
Feb-93        7.1
Mar-93          7
Apr-93        7.1
May-93        7.1
Jun-93          7
Jul-93        6.9
Aug-93        6.8
Sep-93        6.7
Oct-93        6.8
Nov-93        6.6
Dec-93        6.5
Jan-94        6.8
Feb-94        6.6
Mar-94        6.5
Apr-94        6.4
May-94        6.1
Jun-94        6.1
Jul-94        6.3
Aug-94          6
Sep-94        5.8
Oct-94        5.8
Nov-94        5.6
Dec-94        5.5
Jan-95        5.6
Feb-95        5.4
Mar-95        5.4
Apr-95        5.8
May-95        5.6
Jun-95        5.6
Jul-95        5.7
Aug-95        5.7
Sep-95        5.6
Oct-95        5.5
Nov-95        5.6
Dec-95        5.6
Jan-96        5.7
Feb-96        5.5
Mar-96        5.5
Apr-96        5.5
May-96        5.6
Jun-96        5.3
Jul-96        5.5
Aug-96        5.1
Sep-96        5.2
Oct-96        5.2
Nov-96        5.4
Dec-96        5.4
Jan-97        5.3
Feb-97        5.3
Mar-97        5.2
Apr-97          5
May-97        4.9
Jun-97          5
Jul-97        4.8
Aug-97        4.8
Sep-97        4.9
Oct-97        4.7
Nov-97        4.6
Dec-97        4.7
Jan-98        4.7
Feb-98        4.6
Mar-98        4.7
Apr-98        4.3
May-98        4.4
Jun-98        4.5
Jul-98        4.5
Aug-98        4.5
Sep-98        4.5
Oct-98        4.5
Nov-98        4.4
Dec-98        4.4
Jan-99        4.3
Feb-99        4.4
Mar-99        4.2
Apr-99        4.3
May-99        4.2
Jun-99        4.3
Jul-99        4.3
Aug-99        4.2
Sep-99        4.2
Oct-99        4.1
Nov-99        4.1
Dec-99        4.1
Jan-00          4
Feb-00        4.1
Mar-00        4.1
Apr-00        3.9
May-00        4.1
Jun-00          4
Jul-00          4
Aug-00        4.1
Sep-00        3.9
Oct-00        3.9

This measures the portion of the U.S. labor force that is unemployed and is either seeking a job or waiting to return to one. Low unemployment often accompanies prosperity and is generally a positive factor for investors, although very low unemployment may boost inflation as employers raise pay to compete for workers. Rising unemployment may mean a softening economy.


Data source: Bloomberg L.P.


MEASURES OF INFLATION
Annualized figures for the Consumer Price Index (monthly) and Employment Cost Index (quarterly)

CPI was up 3.4% for the 12 months ended October 31, 2000 (2.5% if food and energy are excluded). ECI rose 4.3% for the 12 months ended September 30, 2000.

Date                CPI            ECI
----                ---            ---
Sep-90              6.2            5.2
Oct-90              6.4            5.2
Nov-90              6.3            5.2
Dec-90              6.3            4.9
Jan-91              5.6            4.9
Feb-91              5.3            4.9
Mar-91              4.9            4.6
Apr-91              4.8            4.6
May-91                5            4.6
Jun-91              4.7            4.6
Jul-91              4.4            4.6
Aug-91              3.8            4.6
Sep-91              3.4            4.3
Oct-91              2.8            4.3
Nov-91              3.1            4.3
Dec-91                3            4.3
Jan-92              2.7            4.3
Feb-92              2.8            4.3
Mar-92              3.2              4
Apr-92              3.2              4
May-92                3              4
Jun-92                3            3.6
Jul-92              3.2            3.6
Aug-92              3.1            3.6
Sep-92                3            3.5
Oct-92              3.3            3.5
Nov-92              3.1            3.5
Dec-92                3            3.5
Jan-93              3.2            3.5
Feb-93              3.2            3.5
Mar-93                3            3.5
Apr-93              3.2            3.5
May-93              3.2            3.5
Jun-93                3            3.6
Jul-93              2.8            3.6
Aug-93              2.8            3.6
Sep-93              2.8            3.6
Oct-93              2.8            3.6
Nov-93              2.7            3.6
Dec-93              2.8            3.5
Jan-94              2.5            3.5
Feb-94              2.5            3.5
Mar-94              2.6            3.2
Apr-94              2.4            3.2
May-94              2.3            3.2
Jun-94              2.5            3.2
Jul-94              2.7            3.2
Aug-94              2.9            3.2
Sep-94                3            3.2
Oct-94              2.6            3.2
Nov-94              2.7            3.2
Dec-94              2.6              3
Jan-95              2.8              3
Feb-95              2.9              3
Mar-95              2.9            2.9
Apr-95              2.8            2.9
May-95              3.1            2.9
Jun-95                3            2.9
Jul-95              2.8            2.9
Aug-95              2.6            2.9
Sep-95              2.5            2.7
Oct-95              2.8            2.7
Nov-95              2.6            2.7
Dec-95              2.6            2.8
Jan-96              2.7            2.8
Feb-96              2.7            2.8
Mar-96              2.9            2.8
Apr-96              2.8            2.8
May-96              2.9            2.8
Jun-96              2.8            2.9
Jul-96              2.9            2.9
Aug-96              2.8            2.9
Sep-96                3            2.8
Oct-96                3            2.8
Nov-96              3.2            2.8
Dec-96              3.2            2.9
Jan-97                3            2.9
Feb-97                3            2.9
Mar-97              2.8            2.9
Apr-97              2.5            2.9
May-97              2.2            2.9
Jun-97              2.3            2.8
Jul-97              2.2            2.8
Aug-97              2.2            2.8
Sep-97              2.2              3
Oct-97              2.1              3
Nov-97              1.9              3
Dec-97              1.7            3.3
Jan-98              1.6            3.3
Feb-98              1.4            3.3
Mar-98              1.4            3.3
Apr-98              1.5            3.3
May-98              1.7            3.3
Jun-98              1.6            3.5
Jul-98              1.7            3.5
Aug-98              1.7            3.5
Sep-98              1.4            3.7
Oct-98              1.4            3.7
Nov-98              1.5            3.7
Dec-98              1.6            3.4
Jan-99              1.7            3.4
Feb-99              1.7            3.4
Mar-99              1.8              3
Apr-99              2.3              3
May-99              2.1              3
Jun-99                2            3.2
Jul-99              2.1            3.2
Aug-99              2.3            3.2
Sep-99              2.6            3.1
Oct-99              2.6            3.1
Nov-99              2.6            3.1
Dec-99              2.7            3.4
Jan-00              2.7            3.4
Feb-00              3.2            3.4
Mar-00              3.8            4.3
Apr-00              3.1            4.3
May-00              3.2            4.3
Jun-00              3.7            4.4
Jul-00              3.7            4.4
Aug-00              3.4            4.4
Sep-00              3.5            4.3
Oct-00              3.4


The Consumer Price Index (CPI) tracks changes in the cost of goods and services and is the most common measure of inflation. The Employment Cost Index (ECI) measures the cost of employing workers, including benefits costs. Financial markets are very sensitive to increases in inflation because of the potentially negative impact on corporate earnings, investors and consumers.

Data source: Bloomberg L.P.

MARKET OVERVIEW Continued


bonds). While short-term interest rates rose during the report period, intermediate and long-term rates actually fell. Although these events were comparatively unusual, their net effect on performance was generally positive for bond investments.


LOOKING AHEAD: GROWTH MAY CONTINUE, BUT RATE MAY SLOW.

Through its aggressive tightening of short-term interest rates in late 1999 and the first half of 2000, the Fed has sought to slow the economy to a "soft landing" -- a growth rate that is high enough to avoid recession but not so high as to tempt inflation.

[PHOTO OF PEOPLE OUTSIDE SHOPS]

Recent evidence indicates that economic growth has indeed slowed from its torrid pace of the first half of 2000.

________________________________________________________________________________
The consensus among economists is that the U.S. economy appears poised for continued growth, albeit at lower rates than those of the past few years.
________________________________________________________________________________
                                                                 Source: Schwab.

The question remains whether the slowdown is only a temporary condition prompted by a build-up of manufacturing inventories or is the "soft landing" desired by the Fed.

Factors to watch may include consumer spending and employer competition for workers. If the slowdown is in fact the desired "soft landing," we would expect to see a slackening in one or both of these factors.


S&P 500(R) Price/Earnings Ratio (P/E)
Dollar-weighted average P/E for all stocks in the index


Despite the recent downturn in stocks, the P/E ratio of the S&P 500 ended the report period at 25.6, a level still significantly above the 30-year average of 15.8.

[LINE GRAPH]


                                      S&P 500 P/E Ratio
                  S&P 500 P/E Ratio    30-Year Average
                  -----------------    ----------------
Sep-90                 14.34                15.8
Oct-90                 14.67                15.8
Nov-90                 14.65                15.8
Dec-90                 15.28                15.8
Jan-91                 15.55                15.8
Feb-91                 16.87                15.8
Mar-91                 17.56                15.8
Apr-91                 17.77                15.8
May-91                 18.23                15.8
Jun-91                  17.7                15.8
Jul-91                 18.37                15.8
Aug-91                 20.35                15.8
Sep-91                 19.98                15.8
Oct-91                 20.37                15.8
Nov-91                 20.99                15.8
Dec-91                 22.89                15.8
Jan-92                 23.03                15.8
Feb-92                 25.78                15.8
Mar-92                 25.51                15.8
Apr-92                 26.03                15.8
May-92                 25.22                15.8
Jun-92                 25.23                15.8
Jul-92                 26.08                15.8
Aug-92                 24.22                15.8
Sep-92                  24.7                15.8
Oct-92                 24.64                15.8
Nov-92                  23.8                15.8
Dec-92                 24.31                15.8
Jan-93                 24.29                15.8
Feb-93                 24.44                15.8
Mar-93                 23.48                15.8
Apr-93                 22.92                15.8
May-93                 22.96                15.8
Jun-93                  22.9                15.8
Jul-93                 22.91                15.8
Aug-93                 24.21                15.8
Sep-93                 23.77                15.8
Oct-93                 24.04                15.8
Nov-93                 22.52                15.8
Dec-93                 22.95                15.8
Jan-94                 22.98                15.8
Feb-94                 21.17                15.8
Mar-94                 20.34                15.8
Apr-94                  20.1                15.8
May-94                 20.16                15.8
Jun-94                 19.77                15.8
Jul-94                 18.63                15.8
Aug-94                 18.91                15.8
Sep-94                 18.32                15.8
Oct-94                 17.51                15.8
Nov-94                 16.56                15.8
Dec-94                 16.98                15.8
Jan-95                 16.05                15.8
Feb-95                 16.22                15.8
Mar-95                 16.47                15.8
Apr-95                    16                15.8
May-95                 16.45                15.8
Jun-95                 16.77                15.8
Jul-95                 16.61                15.8
Aug-95                 16.18                15.8
Sep-95                 16.85                15.8
Oct-95                 16.18                15.8
Nov-95                 17.86                15.8
Dec-95                 17.41                15.8
Jan-96                 18.29                15.8
Feb-96                 18.57                15.8
Mar-96                 18.94                15.8
Apr-96                 19.16                15.8
May-96                 19.48                15.8
Jun-96                  19.3                15.8
Jul-96                 18.31                15.8
Aug-96                 18.62                15.8
Sep-96                 19.73                15.8
Oct-96                 19.59                15.8
Nov-96                 21.06                15.8
Dec-96                 20.77                15.8
Jan-97                 20.52                15.8
Feb-97                 20.95                15.8
Mar-97                 19.87                15.8
Apr-97                 20.23                15.8
May-97                 21.45                15.8
Jun-97                 22.44                15.8
Jul-97                 23.99                15.8
Aug-97                 22.74                15.8
Sep-97                    24                15.8
Oct-97                 22.84                15.8
Nov-97                 24.12                15.8
Dec-97                 24.53                15.8
Jan-98                 25.03                15.8
Feb-98                 26.49                15.8
Mar-98                 27.98                15.8
Apr-98                 26.69                15.8
May-98                 26.15                15.8
Jun-98                 27.27                15.8
Jul-98                 26.94                15.8
Aug-98                  22.9                15.8
Sep-98                 24.35                15.8
Oct-98                 28.07                15.8
Nov-98                 30.31                15.8
Dec-98                 32.15                15.8
Jan-99                  33.9                15.8
Feb-99                 32.64                15.8
Mar-99                 33.92                15.8
Apr-99                  33.9                15.8
May-99                 32.74                15.8
Jun-99                  34.7                15.8
Jul-99                 31.31                15.8
Aug-99                 31.21                15.8
Sep-99                 30.39                15.8
Oct-99                 30.41                15.8
Nov-99                 30.65                15.8
Dec-99                 32.53                15.8
Jan-00                 29.78                15.8
Feb-00                 28.59                15.8
Mar-00                  31.5                15.8
Apr-00                 29.41                15.8
May-00                 28.82                15.8
Jun-00                 29.31                15.8
Jul-00                 28.94                15.8
Aug-00                 30.35                15.8
Sep-00                 28.64                15.8
Oct-00                  25.6                15.8


P/E is stock price divided by earnings per share (for one company or, as here, an entire index). P/E indicates the value that investors have placed on a stock, or group of them. When index P/E is well above its long-term average, it shows high investor confidence about future earnings growth. It also can mean that if confidence wanes, there could be a substantial drop in stock prices.


Data source: Bloomberg L.P.




YIELDS OF U.S. TREASURY BONDS
Effective yields of five-year and ten-year Treasuries

With its buyback program, the U.S. Treasury emerged as a major customer for its own bonds, driving prices up (and yields down) on long-term Treasuries.

[LINE GRAPH]


                  Five-Year          Ten-Year
                   Treasury          Treasury
                  Bond Yield        Bond Yield
                  ----------        ----------
Sep-90               8.46                8.8
Oct-90               8.22               8.62
Nov-90               7.99               8.25
Dec-90               7.68               8.07
Jan-91               7.61               8.01
Feb-91                7.7               8.03
Mar-91               7.75               8.06
Apr-91               7.61               8.01
May-91               7.71               8.06
Jun-91               7.88               8.23
Jul-91               7.74               8.15
Aug-91               7.34               7.82
Sep-91               6.91               7.45
Oct-91               6.74               7.46
Nov-91               6.48               7.38
Dec-91               5.93                6.7
Jan-92               6.43               7.27
Feb-92               6.56               7.25
Mar-92               6.92               7.53
Apr-92               6.88               7.58
May-92                6.6               7.32
Jun-92               6.27               7.12
Jul-92               5.82               6.71
Aug-92               5.58                6.6
Sep-92               5.32               6.35
Oct-92               5.89               6.79
Nov-92               6.22               6.94
Dec-92               5.99               6.69
Jan-93               5.55               6.36
Feb-93               5.21               6.02
Mar-93               5.24               6.02
Apr-93               5.11               6.01
May-93               5.37               6.15
Jun-93               5.05               5.78
Jul-93               5.15               5.81
Aug-93               4.79               5.45
Sep-93               4.77               5.38
Oct-93               4.85               5.43
Nov-93               5.16               5.82
Dec-93               5.21               5.79
Jan-94               5.02               5.64
Feb-94               5.57               6.13
Mar-94               6.23               6.74
Apr-94               6.64               7.04
May-94               6.76               7.15
Jun-94               6.95               7.32
Jul-94               6.73               7.11
Aug-94                6.8               7.17
Sep-94               7.28                7.6
Oct-94               7.49               7.81
Nov-94               7.79               7.91
Dec-94               7.83               7.82
Jan-95               7.51               7.58
Feb-95               7.04                7.2
Mar-95               7.07                7.2
Apr-95               6.88               7.06
May-95               6.05               6.28
Jun-95               5.97                6.2
Jul-95               6.16               6.43
Aug-95               6.07               6.28
Sep-95               6.02               6.18
Oct-95               5.81               6.02
Nov-95               5.52               5.74
Dec-95               5.38               5.57
Jan-96               5.24               5.58
Feb-96               5.73                6.1
Mar-96               6.09               6.33
Apr-96               6.41               6.67
May-96               6.63               6.85
Jun-96               6.46               6.71
Jul-96               6.57               6.79
Aug-96               6.73               6.94
Sep-96               6.46                6.7
Oct-96               6.07               6.34
Nov-96               5.83               6.04
Dec-96               6.21               6.42
Jan-97               6.25               6.49
Feb-97               6.39               6.55
Mar-97               6.75                6.9
Apr-97               6.57               6.72
May-97                6.5               6.66
Jun-97               6.38                6.5
Jul-97                5.9               6.01
Aug-97               6.22               6.34
Sep-97               5.99                6.1
Oct-97               5.71               5.83
Nov-97               5.84               5.87
Dec-97               5.71               5.74
Jan-98               5.38               5.51
Feb-98               5.59               5.62
Mar-98               5.62               5.65
Apr-98               5.64               5.67
May-98               5.55               5.55
Jun-98               5.47               5.45
Jul-98                5.5               5.49
Aug-98                4.8               4.98
Sep-98               4.22               4.42
Oct-98               4.23               4.61
Nov-98               4.48               4.71
Dec-98               4.54               4.65
Jan-99               4.55               4.65
Feb-99               5.22               5.29
Mar-99                5.1               5.24
Apr-99               5.21               5.35
May-99               5.58               5.62
Jun-99               5.65               5.78
Jul-99               5.79                5.9
Aug-99               5.87               5.97
Sep-99               5.75               5.88
Oct-99               5.95               6.02
Nov-99               6.11               6.19
Dec-99               6.34               6.44
Jan-00               6.68               6.67
Feb-00                6.6               6.41
Mar-00               6.31                  6
Apr-00               6.54               6.21
May-00               6.52               6.27
Jun-00               6.18               6.03
Jul-00               6.15               6.03
Aug-00               5.97               5.72
Sep-00               5.85                5.8
Oct-00               5.81               5.75


Yields, or interest rates, represent the cost of borrowing money. Rapid economic growth or the expectation of higher inflation can drive rates up, while the opposite conditions can push rates down. Other factors being equal, low interest rates are positive for stock investors because low borrowing costs can help boost corporate earnings.


Data source: Bloomberg L.P.

SCHWAB
ANALYTICS FUND(R)

[PHOTO OF GERI HOM]

"Although large- and mid-cap growth stocks suffered during the second half of the report period, the fund still performed fairly well."

      Portfolio Manager
      Geri Hom


GERI HOM, a vice president of the investment adviser, has overall responsibility for the management of the fund. Prior to joining the firm in 1995, she worked for nearly 15 years in equity index management.

PRAVEEN GOTTIPALLI is responsible for the day-to-day management of the fund. Since 1994, he has been Director of Investment for Symphony Asset Management, Inc., the fund's subadviser. Prior to joining Symphony, he worked for nine years developing quantitative strategies.


TICKER SYMBOL SWANX

________________________________________________________________________________
                 [INVESTMENT STYLE 1 AND MARKET CAP 1 GRAPHIC]

VALUE  BLEND  GROWTH

         X            LARGE

                      MEDIUM

                      SMALL

This fund could be appropriate for long-term investors seeking a quantitative approach designed to outperform the S&P 500(R) Index.
________________________________________________________________________________

THE FUND SEEKS LONG-TERM CAPITAL GROWTH.

MANAGER'S PERSPECTIVE

GIVEN THE VOLATILITY THAT PREVAILED IN EQUITY MARKETS, THE FUND PERFORMED COMPARATIVELY WELL DURING THE REPORT PERIOD. A combination of factors caused investors to trim their overall exposure to stocks. Among these factors were high stock prices, uncertainty over the outcome of the presidential election and potential interest rate hikes, among others. Toward the end of the report period, evidence of a slowing economy reduced fears of interest rate hikes. Ordinarily this might have helped the market regain its footing, but concerns about high oil prices kept stocks in flux.

THE FUND'S EXPOSURE TO TECHNOLOGY STOCKS AND OTHER GROWTH STOCKS HURT PERFORMANCE IN THE SECOND HALF OF THE PERIOD. As noted in its prospectus, the fund uses a quantitative investment approach that is designed to favor growth stocks -- specifically, stocks that have shown earnings growth and positive earnings surprises and whose prices appear attractive compared to similar stocks.

These stocks stumbled during the second half of the report period as investors turned toward more defensive stocks and away from technology, communications and other sectors typically associated with growth stocks. Thus, the fund slightly underperformed the S&P 500 over the report period, although its performance since inception remains ahead of the index.





1 Source: Morningstar, Inc. This style assessment is the result of comparing the fund with the S&P 500 Index, based on P/E, P/B and median market cap. The assessment reflects the fund's portfolio as of 10/31/00, which may have changed since then, and is not a precise indication of risk or performance -- past, present or future.

SCHWAB ANALYTICS FUND(R)


PERFORMANCE


AVERAGE ANNUAL TOTAL RETURNS as of 10/31/00


This chart compares performance of the fund with the S&P 500(R) Index and the Morningstar Large-Cap Fund category.

[BAR CHART]


                                                  TOTAL RETURN 2
                                        --------------------------------------
                                                              SINCE INCEPTION:
                                           1 YEAR                 7/1/96
                                           ------                 ------
FUND                                      5.75%                    21.93%
S&P 500 INDEX                             6.09%                    20.88%
PEER GROUP AVERAGE 1                      8.7%                      n/a


PERFORMANCE OF A $10,000 INVESTMENT

Shows performance since inception of a hypothetical $10,000 investment in the fund, compared to a similar investment in the S&P 500 Index.

[LINE GRAPH]

                        FUND            S&P 500 Index
                       -----            -------------
06/30/96               10000               10000
07/31/96                9690                9558
08/31/96                9880                9760
09/30/96               10620               10308
10/31/96               11010               10593
11/30/96               11640               11393
12/31/96               11368               11168
01/31/97               11959               11865
02/28/97               11908               11958
03/31/97               11287               11468
04/30/97               12081               12152
05/31/97               12722               12890
06/30/97               13272               13468
07/31/97               14462               14539
08/31/97               13821               13724
09/30/97               14646               14475
10/31/97               13964               13992
11/30/97               14676               14640
12/31/97               14963               14891
01/31/98               15054               15057
02/28/98               16155               16142
03/31/98               16801               16969
04/30/98               16949               17140
05/31/98               16620               16845
06/30/98               17448               17529
07/31/98               17198               17343
08/31/98               14555               14839
09/30/98               15565               15790
10/31/98               16529               17074
11/30/98               17561               18109
12/31/98               19158               19152
01/31/99               20138               19952
02/28/99               19134               19332
03/31/99               19961               20105
04/30/99               20882               20883
05/31/99               20493               20390
06/30/99               21910               21522
07/31/99               21189               20850
08/31/99               21154               20746
09/30/99               20658               20177
10/31/99               22347               21455
11/30/99               22808               21891
12/31/99               24474               23180
01/31/00               23416               22017
02/29/00               24296               21600
03/31/00               26222               23712
04/30/00               25087               22998
05/31/00               24232               22527
06/30/00               24844               23083
07/31/00               24309               22723
08/31/00               25839               24135
09/30/00               24117               22860
10/31/00               23633               22764



All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. The indices are unmanaged, and you cannot invest in them directly. When you sell your shares, they may be worth more or less than what you paid for them. Past performance doesn't indicate future results.

1 Source: Morningstar, Inc. As of 10/31/00, there were 2,620 funds in the
  Large-Cap Fund category that had track records of at least one year.

2 Fund returns reflect expense reductions by the fund's investment adviser
  (CSIM) and Schwab. Without these reductions, the fund's returns would have been lower.

FUND FACTS


TOP TEN HOLDINGS 1 as of 10/31/00
----------------------------------------------------------
 1 CITIGROUP, INC.                                    4.4%
 2 GENERAL ELECTRIC CO.                               3.9%
 3 AXA FINANCIAL, INC.                                3.8%
 4 CISCO SYSTEMS, INC.                                3.7%
 5 MERCK & CO., INC.                                  3.6%
 6 SUN MICROSYSTEMS, INC.                             3.2%
 7 AMERICAN INTERNATIONAL GROUP, INC.                 3.0%
 8 JOHNSON & JOHNSON                                  2.8%
 9 EXXON MOBIL CORP.                                  2.5%
10 NORTEL NETWORKS CORP.                              2.4%
----------------------------------------------------------
TOTAL PERCENTAGE OF INVESTMENTS                      33.3%


                                                           PEER GROUP
STATISTICS as of 10/31/00                FUND              AVERAGE 2
----------------------------------------------------------------------
Number of Holdings                          82                   137
----------------------------------------------------------------------
Median Market Cap ($ Mil)           $   66,658            $   56,749
----------------------------------------------------------------------
Price/Earnings (P/E) Ratio                29.7                  34.3
----------------------------------------------------------------------
Price/Book (P/B) Ratio                     8.0                   8.7
----------------------------------------------------------------------
12-Month Yield                            0.22%                 0.45%
----------------------------------------------------------------------
Portfolio Turnover Rate                     96%                   98%
----------------------------------------------------------------------
Three-Year Beta                           1.05                  0.95
----------------------------------------------------------------------


EXPENSE RATIO as of 10/31/00

[BAR GRAPH]

FUND                                0.75% 3

PEER GROUP AVERAGE                  1.34% 2


INDUSTRY WEIGHTINGS as of 10/31/00

This shows the composition by industry of the fund's portfolio as of the report date.

INDUSTRIES IN SCHWAB ANALYTICS FUND

[PIE CHART]

1         13.0%    Healthcare/Drugs & Medicine
2         12.7%    Business Machines & Software
3         10.1%    Miscellaneous Finance
4          8.9%    Electronics
5          7.4%    Oil - International
6          5.8%    Producer Goods & Manufacturing
7          5.8%    Aerospace/Defense
8          5.5%    Insurance
9          4.6%    Banks
10        26.2%    Other



1 This list is not a recommendation of any security by the investment adviser. Portfolio holdings may have changed since the report date.


2 Source: Morningstar, Inc. As of 10/31/00, there were 2,620 funds in the Large-Cap Fund category.

3 Guaranteed by Schwab and the investment adviser through 2/28/01. The actual expense ratio during the report period was 0.01% higher due to certain non-routine expenses.

SCHWAB ANALYTICS FUND(R)--FINANCIALS


FINANCIAL TABLES

These pages provide additional data on the fund's performance, portfolio holdings, expenses and business operations. These figures have been audited by PricewaterhouseCoopers LLP.

Two other sections of this report provide context for the data in these financials. THE FINANCIAL NOTES section contains information about the fund's business structure, accounting practices and other matters, completing the data given in these tables. The final section, HOW TO READ THIS REPORT, includes guides designed to make the financials easy to read and understand.


FINANCIAL HIGHLIGHTS


                                                    11/1/99-          11/1/98-        11/1/97-         11/1/96-         7/1/96 1-
                                                    10/31/00         10/31/99         10/31/98         10/31/97         10/31/96
-----------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                18.91            14.57            13.72            11.01            10.00
                                                   --------------------------------------------------------------------------------
Income from investment operations:
    Net investment income                              0.05             0.06             0.10             0.13             0.05
    Net realized and unrealized gains                  1.08             4.94             2.20             2.79             0.96
                                                   --------------------------------------------------------------------------------
    Total income from investment operations            1.13             5.00             2.30             2.92             1.01
Less distributions:
    Dividends from net investment income              (0.04)           (0.09)           (0.12)           (0.08)              --
    Distributions from net realized gains             (1.47)           (0.57)           (1.33)           (0.13)              --
                                                   --------------------------------------------------------------------------------
    Total distributions                               (1.51)           (0.66)           (1.45)           (0.21)              --
                                                   --------------------------------------------------------------------------------
Net asset value at end of period                      18.53            18.91            14.57            13.72            11.01
                                                   ================================================================================
Total return (%)                                       5.75            35.20            18.37            26.83            10.10 2


RATIOS/SUPPLEMENTAL DATA (%)
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
 average net assets                                    0.75 4           0.75             0.75             0.74             0.75 3
Expense reductions reflected in above ratio            0.11             0.18             0.37             0.41             0.76 3
Ratio of net investment income to
 average net assets                                    0.29             0.34             0.70             1.04             1.41 3
Portfolio turnover rate                                  96               99              115              120               33
Net assets, end of period ($ x 1,000,000)               342              289              192              150               98

1  Commencement of operations.

2  Not annualized.

3  Annualized.

4 Would have been 0.76% if certain non-routine expenses (proxy fees) had been included.


8  See the Financial Notes, which
   are integral to this information.

PORTFOLIO HOLDINGS
As of October 31, 2000

This section shows all the securities in the fund's portfolio and their market value, as of the report date.

We use the symbols below to designate certain characteristics. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1)  Top ten holding
+    New holding (since 10/31/99)
-    Non-income producing security
*    American Depositary Receipt

The pie chart below shows the fund's major asset categories and the market value and cost of the securities in each category.

ALL DOLLAR VALUES ARE IN THOUSANDS.

                                  [PIE CHART]

 98.1%     COMMON STOCK
           Market Value: $333,952
           Cost: $264,984

  1.9%     OTHER INVESTMENT COMPANIES
           Market Value: $6,610
           Cost: $6,610
----------------------------------------------

100.0%     TOTAL INVESTMENTS
           Market Value: $340,562
           Cost: $271,594

COMMON STOCK  98.1% OF INVESTMENTS

                                                         MKT. VALUE
       SECURITY AND NUMBER OF SHARES                     ($ x 1,000)
       AEROSPACE / DEFENSE  5.8%

    +  Boeing Co.   96,600                                  6,551
       General Dynamics Corp.    79,700                     5,703
       United Technologies Corp. 105,900                    7,393
                                                           ------
                                                           19,647

       BANKS  4.6%

    +  BancWest Corp.    253,100                            5,173
       City National Corp.    103,200                       3,547
    +  J.P. Morgan & Co., Inc. 34,100                       5,644
    +  PNC Financial Services Group  19,900                 1,331
                                                           ------
                                                           15,695

       BUSINESS MACHINES & SOFTWARE  12.7%

 -(4)  Cisco Systems, Inc.    234,500                      12,634
    +  Hewlett-Packard Co.    26,000                        1,207
       International Business Machines Corp. 53,600         5,280
   -+  Microchip Technology, Inc.    35,250                 1,115
    -  Microsoft Corp.    83,700                            5,765
   -+  Oracle Corp.    185,800                              6,131
 -(6)  Sun Microsystems, Inc.    99,700                    11,054
                                                           ------
                                                           43,186

       BUSINESS SERVICES  4.1%

   -+  Flextronics International Ltd.    95,200             3,618
+(10)  Nortel Networks Corp.    181,300                     8,249
   -+  SDL, Inc.    8,000                                   2,074
                                                           ------
                                                           13,941

       CHEMICAL  0.6%

    +  Eastman Chemical Co.    49,300                       2,114

       CONSUMER: NONDURABLE  1.3%

       Darden Restaurants, Inc.    160,500                  3,611
    +  Tupperware Corp.    37,100                             635
                                                           ------
                                                            4,246

       ELECTRONICS  8.9%

   -+  ADC Telecommunications, Inc. 140,400                 3,001
    +  Adelphia Communications Corp., Class A 58,000        1,925
   -+  Advanced Fibre Communications, Inc.    73,200        2,384
   -+  Altera Corp.    44,700                               1,830
    -  Analog Devices, Inc.    37,800                       2,457
   -+  Applied Materials, Inc.    23,300                    1,238
       Intel Corp.    45,700                                2,056
   -+  Lam Research Corp.    72,500                         1,405
    +  Scientific-Atlanta, Inc.    11,900                     814
    +  Tektronix, Inc.    77,400                            5,515
       Texas Instruments, Inc.    80,200                    3,935
   -+  Three-Five Systems, Inc.    22,900                     790
   -+  Vishay Intertechnology, Inc.    50,050               1,501
   -+  Xilinx, Inc.    21,600                               1,565
                                                           ------
                                                           30,416

                                              See the Financial Notes, which   9
                                              are integral to this information.

SCHWAB ANALYTICS FUND(R) -- FINANCIALS

PORTFOLIO HOLDINGS Continued
As of October 31, 2000

                                                         MKT. VALUE
       SECURITY AND NUMBER OF SHARES                     ($ x 1,000)
       ENERGY: RAW MATERIALS  2.8%

    +  Apache Corp.    30,900                               1,709
       ENSCO International, Inc.    111,500                 3,707
       Occidental Petroleum Corp.    211,600                4,206
                                                           ------
                                                            9,622

       FOOD & AGRICULTURE  1.5%

       General Mills, Inc.    45,000                        1,879
       Quaker Oats Co.    39,500                            3,222
                                                           ------
                                                            5,101

       HEALTHCARE / DRUGS & MEDICINE  13.0%

       Allergan, Inc.    53,700                             4,514
    -  Amgen, Inc.    51,500                                2,984
       Baxter International, Inc.    67,500                 5,548
       Bristol-Myers Squibb Co.    60,300                   3,674
   -+  Edwards Lifesciences Corp.    7,940                    107
  (8)  Johnson & Johnson    104,700                         9,645
  (5)  Merck & Co., Inc.    136,600                        12,285
       Schering-Plough Corp.    104,200                     5,386
                                                           ------
                                                           44,143

       HOUSEHOLD PRODUCTS  0.6%

    +  Colgate-Palmolive Co.    34,200                      2,010

       INSURANCE  5.5%

  (7)  American International Group, Inc.    105,500       10,339
       Marsh & McLennan Cos., Inc.    51,800                6,773
   -+  Metlife, Inc.    63,000                              1,740
                                                           ------
                                                           18,852

       MEDIA  2.5%

    +  Knight-Ridder, Inc.    33,900                        1,703
       McGraw-Hill Cos., Inc.    67,800                     4,352
    +  The Walt Disney Co.    44,800                        1,604
       Washington Post Co., Class B    1,700                  908
                                                           ------
                                                            8,567

       MISCELLANEOUS  0.9%

   -+  Fairchild Semiconductor
       International, Inc., Class A     79,600              1,677
   -+  Intersil Holding Corp.    31,100                     1,491
                                                           ------
                                                            3,168

       MISCELLANEOUS FINANCE  10.1%

 +(3)  AXA Financial, Inc.    237,700                      12,851
  (1)  Citigroup, Inc.    284,333                          14,963
       Fannie Mae    54,500                                 4,196
       Freddie Mac    37,500                                2,250
                                                           ------
                                                           34,260

       NON-FERROUS METALS  0.7%

    +  Alcoa, Inc.    89,000                                2,553

       OIL: DOMESTIC  1.3%

    +  Kerr-McGee Corp.    25,400                           1,659
    +  Unocal Corp.    77,100                               2,631
                                                           ------
                                                            4,290

       OIL: INTERNATIONAL  7.4%

       Chevron Corp.    53,500                              4,394
  (9)  Exxon Mobil Corp.    95,400                          8,508
    *  Royal Dutch Petroleum Co.    116,100                 6,893
       Texaco, Inc.    89,200                               5,268
                                                           ------
                                                           25,063

       PRODUCER GOODS & MANUFACTURING  5.8%

    +  Cooper Industries, Inc.    54,100                    2,069
    +  Corning, Inc.    35,700                              2,731
  (2)  General Electric Co.    241,000                     13,210
   -+  Lattice Semiconductor Corp.    58,200                1,699
                                                           ------
                                                           19,709

       REAL PROPERTY  0.2%

    +  Starwood Hotels & Resorts Worldwide, Inc.  27,200      806

       RETAIL  3.2%

   -+  Costco Wholesale Corp.    54,600                     2,000
   -+  Safeway, Inc.    54,800                              2,997
       Wal-Mart Stores, Inc.    132,500                     6,012
                                                           ------
                                                           11,009

       TELEPHONE  3.2%

       AT&T Corp.    58,200                                 1,349
       BellSouth Corp.    156,700                           7,571
    -  Broadwing, Inc.    65,400                            1,848
                                                           ------
                                                           10,768

10   See the Financial Notes, which
     are integral to this information.

                                                         MKT. VALUE
       SECURITY AND NUMBER OF SHARES                     ($ x 1,000)
       UTILITIES: ELECTRIC & GAS  1.4%
       Public Service Enterprise
       Group, Inc.    77,900                                3,233
    +  Reliant Energy, Inc.    37,600                       1,553
                                                           ------
                                                            4,786

       OTHER INVESTMENT COMPANIES
       1.9% of investments

    +  Provident Institutional
       TempFund    6,609,604                                6,610

       END OF PORTFOLIO HOLDINGS. For totals, please see the first page of holdings for this fund.

                                             See the Financial Notes, which   11
                                             are integral to this information.

SCHWAB ANALYTICS FUND(R) -- FINANCIALS

Statement of
ASSETS AND LIABILITIES
As of October 31, 2000. All numbers x 1,000 except NAV.



ASSETS
Investments, at market value                                 $340,562*
Receivables:
   Fund shares sold                                               214
   Interest                                                        33
   Dividends                                                      152
   Investments sold                                             1,249
Prepaid expenses                                             +     13
                                                             --------
TOTAL ASSETS                                                  342,223

LIABILITIES
Payables:
   Fund shares redeemed                                           145
   Interest expense                                                 2
   Investment adviser and administrator fees                       18
   Transfer agent and shareholder service fees                     11
Accrued expenses                                             +     78
                                                             --------
TOTAL LIABILITIES                                                 254

NET ASSETS
TOTAL ASSETS                                                  342,223
TOTAL LIABILITIES                                            -    254
                                                             --------
NET ASSETS                                                   $341,969

NET ASSETS BY SOURCE
Capital received from investors                               246,992
Net investment income not yet distributed                         914
Net realized capital gains                                     25,095
Net unrealized capital gains                                   68,968

NET ASSET VALUE (NAV)
                  SHARES
NET ASSETS    /   OUTSTANDING   =    NAV
$341,969          18,459             $18.53


* The fund paid $271,594 for these securities. Not counting short-term obligations and government securities, the fund paid $384,969 for securities during the report period and received $338,740 from securities it sold or that matured.


FEDERAL TAX DATA
COST BASIS OF PORTFOLIO                 $272,701
NET UNREALIZED GAINS AND LOSSES:
Gains                                   $ 86,013
Losses                                +  (18,152)
                                      ----------
                                        $ 67,861

12   See the Financial Notes, which
     are integral to this information.

Statement of
OPERATIONS
For November 1, 1999 through October 31, 2000. All numbers x 1,000.

INVESTMENT INCOME
-----------------
Dividends                                                 $  3,365*
Interest                                                  +    436
                                                          --------
TOTAL INVESTMENT INCOME                                      3,801

NET REALIZED GAINS AND LOSSES
-----------------------------
Net realized gains on investments sold                      25,211
Net realized gains on futures contracts                   +    190
                                                          --------
NET REALIZED GAINS                                          25,401

NET UNREALIZED GAINS AND LOSSES
-------------------------------
Net unrealized losses on investments                        (9,837)
Net unrealized losses on futures contracts                +   (145)
                                                          --------
NET UNREALIZED LOSSES                                       (9,982)

EXPENSES
--------
Investment adviser and administrator fees                    1,957**
Transfer agent and shareholder service fees                    906***
Trustees' fees                                                   6#
Custodian fees                                                  55
Portfolio accounting fees                                       55
Professional fees                                               22
Registration fees                                               75
Shareholder reports                                             42
Interest expense                                                 2
Proxy fees                                                      34
Other expenses                                            +      7
                                                          --------
Total expenses                                               3,161
Expense reduction                                         -    407##
                                                          --------
NET EXPENSES                                                 2,754

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------
TOTAL INVESTMENT INCOME                                      3,801
NET EXPENSES                                              -  2,754
                                                          --------
NET INVESTMENT INCOME                                        1,047
NET REALIZED GAINS                                          25,401###
NET UNREALIZED LOSSES                                     + (9,982)###
                                                          --------
INCREASE IN NET ASSETS FROM OPERATIONS                    $ 16,466


  * An additional $26 was withheld for foreign taxes.

 ** Calculated as a percentage of average daily net assets: 0.54% of the first
    $500 million and 0.49% of assets beyond that. Prior to February 28, 1999, the percentages were 0.74% of the first $1 billion, 0.69% of the next $1 billion and 0.64% of assets beyond that.

*** Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.20% of the fund's assets.

  # For the fund's independent trustees only.

 ## This reduction was made by the investment adviser (CSIM). It reflects a guarantee by CSIM and the transfer agent and shareholder service agent (Schwab) to limit the operating expenses of this fund through at least February 28, 2001, to 0.75% of average daily net assets. This limit does not include interest, taxes and certain non-routine expenses.

### These add up to a net gain on investments of $15,419.

                                           See the Financial Notes, which     13
                                           are integral to this information.

SCHWAB ANALYTICS FUND(R) -- FINANCIALS

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.

OPERATIONS
----------
                                                        11/1/99-10/31/2000        11/1/98-10/31/99
Net investment income                                              $ 1,047                 $   787
Net realized gains                                                  25,401                  25,589
Net unrealized gains or losses                                +     (9,982)                 40,876
                                                              ------------              ----------
INCREASE IN NET ASSETS FROM OPERATIONS                              16,466                  67,252

DISTRIBUTIONS PAID
------------------

Dividends from net investment income                                   763                   1,124*
Distributions from net realized gains                         +     25,635                   7,390
                                                              ------------              ----------
TOTAL DISTRIBUTIONS PAID                                           $26,398                 $ 8,514

TRANSACTIONS IN FUND SHARES
---------------------------
                                                        11/1/99-10/31/2000        11/1/98-10/31/99
                                                       QUANTITY       VALUE     QUANTITY       VALUE
Shares sold                                               8,703    $168,592        5,132     $90,154
Shares reinvested                                         1,300      24,672          499       7,968
Shares redeemed                                      +   (6,807)   (130,018)      (3,510)    (59,718)
                                                     ----------    --------       ------     -------
NET INCREASE                                              3,196     $63,246        2,121     $38,404

SHARES OUTSTANDING AND NET ASSETS
---------------------------------

                            11/1/99-10/31/00       11/1/98-10/31/99
                           SHARES   NET ASSETS    SHARES   NET ASSETS
Beginning of period        15,263    $288,655     13,142    $191,513
Total increase           +  3,196      53,314      2,121      97,142**
                         --------    --------     ------    --------
END OF PERIOD              18,459    $341,969     15,263    $288,655#

 * UNAUDITED
   For corporations, 100% of the fund's dividends for the report period qualify for the dividends-received deduction.

** Figures for shares represent the net changes in shares from the transactions described above. Figures for net assets represent the changes in net assets from operations plus the value of transactions in fund shares, minus distributions paid.

 # Includes net investment income not yet distributed in the amount of $914 for the current period and $630 for the prior period.

14   See the Financial Notes, which
     are integral to this information.

FINANCIAL NOTES


Financial Notes

Business Structure of the Fund

THE FUND DISCUSSED IN THIS REPORT IS A SERIES OF SCHWAB CAPITAL TRUST, A NO-LOAD, OPEN-END MANAGEMENT INVESTMENT COMPANY. The company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The sidebar shows the fund in this report and its trust.

THE FUND OFFERS ONE SHARE CLASS. Shares are bought and sold at net asset value, or NAV, which is the price for all outstanding shares. Each share has a par value of 1/1,000 of a cent, and the trustees may issue as many shares as necessary.


THE TRUST AND ITS FUNDS
-----------------------

This list shows all of the funds included in Schwab Capital Trust. The fund discussed in this report is highlighted.

SCHWAB CAPITAL TRUST
Organized May 7, 1993

  Schwab S&P 500 Fund
  Schwab Small-Cap Index Fund(R)
  Schwab Total Stock Market Index Fund(TM)
  Schwab International Index Fund(R)
  Schwab Analytics Fund(R)
  Schwab MarketTrack All Equity Portfolio
  Schwab MarketTrack Growth Portfolio
  Schwab MarketTrack Balanced Portfolio
  Schwab MarketTrack Conservative Portfolio
  Schwab MarketManager Growth Portfolio
  Schwab MarketManager Balanced Portfolio
  Schwab MarketManager Small Cap Portfolio
  Schwab MarketManager International Portfolio
  Communications Focus Fund
  Financial Services Focus Fund
  Health Care Focus Fund
  Technology Focus Fund
  Institutional Select(TM)S&P 500 Fund
  Institutional Select(TM)Large-Cap Value Index Fund
  Institutional Select(TM)Small-Cap Value Index Fund

FINANCIAL NOTES

Fund Operations

Most of the fund's investments are described earlier in this report. However, there are certain other investments and policies that may affect the fund's financials. The most significant of these are described below. Other policies concerning the fund's business operations also are described here.

THE FUND PAYS DIVIDENDS from net investment income and makes distributions from net capital gains once a year.

THE FUND MAY INVEST IN FUTURES CONTRACTS TO PARTICIPATE IN THE RETURN OF AN INDEX. Futures contracts involve certain risks because they can be sensitive to market movements.

One risk is that the price of a futures contract may not move in perfect correlation with the price of the underlying securities. Another risk is that, at certain times, it may be impossible for the fund to close out a position in a futures contract due to a difference in trading hours or to market conditions that may reduce the liquidity for a futures contract or its underlying securities.

Because futures carry inherent risks, the fund must give the broker a deposit of cash and/or securities (the "initial margin") whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another, but it is generally a percentage of the contract amount.

Futures are traded publicly on exchanges, and their market value changes daily. The fund records the change in market value of futures, and also the change in the amount of margin deposit required ("variation margin").

THE FUND MAY ENTER INTO REPURCHASE AGREEMENTS. In a repurchase agreement, the fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created.

Among the terms of the fund's repurchase agreements is that they be fully collateralized by U.S. Treasury or government agency securities. All collateral is held by the fund's custodian and is monitored daily to ensure that its market value at least equals the repurchase price under the agreement.

THE FUND MAY LOAN SECURITIES TO CERTAIN BROKERS, DEALERS AND OTHER FINANCIAL INSTITUTIONS WHO PAY THE FUND NEGOTIATED FEES. The fund receives cash, letters of credit or U.S. government securities as collateral on these loans, and the value of the collateral must be at least 102% of the market value of the loaned securities as of the first day of the loan, and at least 100% each day thereafter.

THE FUND MAY BORROW MONEY FROM BANKS. The fund may obtain temporary bank loans through its trust, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The trust has line of credit arrangements with PNC Bank, N.A., Bank of America, N.A. and The Bank of New York. The fund pays interest on the amounts it borrows at rates that are negotiated periodically. As of the end of the report period, there were no borrowings outstanding.

THE FUND PAYS FEES FOR VARIOUS SERVICES. Through its trust, the fund has agreements with Charles Schwab Investment Management, Inc. (CSIM) to provide investment advisory and administrative services and with Charles Schwab & Co., Inc. (Schwab) to provide transfer agent and shareholder services. Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the fund limiting certain expenses. The rates and limitations for these fees are described in the fund's Statement of Operations.

The adviser pays Symphony Asset Management, Inc. an annual fee for serving as the fund's subadviser. This fee is calculated as a percentage of average daily net assets: 0.20% of the first $300 million, 0.15% of the next $500 million and 0.10% of assets beyond that.

TRUSTEES MAY INCLUDE PEOPLE WHO ARE OFFICERS AND/OR DIRECTORS OF THE INVESTMENT ADVISER AND/OR SCHWAB. Federal securities law limits the percentage of such "interested persons" who may serve on a trust's board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay the independent trustees, as noted in the fund's Statement of Operations.

THE FUND MAY ENGAGE IN CERTAIN TRANSACTIONS INVOLVING AFFILIATES. For instance, the fund may own shares of The Charles Schwab Corp. if that company is selected by its investment process.

The fund may make direct transactions with certain other SchwabFunds(R) when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers.

THE FUND INTENDS TO MEET FEDERAL INCOME AND EXCISE TAX REQUIREMENTS FOR REGULATED INVESTMENT COMPANIES. Accordingly, the fund distributes substantially all of its net investment income and realized net capital gains (if any) to its shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.

FINANCIAL NOTES

ACCOUNTING POLICIES

The following are the main policies the fund uses in preparing its financial statements.

THE FUND VALUES THE SECURITIES IN ITS PORTFOLIO EVERY BUSINESS DAY. The fund uses the following policies to value various types of securities:

    EXCHANGE-TRADED SECURITIES: valued at the last-quoted sale price for the day, or, on days when no sale has been reported, halfway between the most recent bid and asked quotes.

    SECURITIES TRADED OVER-THE-COUNTER: same as exchange-traded securities.

    SECURITIES FOR WHICH NO QUOTED VALUE IS AVAILABLE, INCLUDING RESTRICTED
    SECURITIES: valued at fair value, as determined in good faith by the fund's investment adviser using guidelines adopted by the fund's Board of Trustees.

    FUTURES: open contracts are valued at their settlement prices as of the close of their exchanges. When the fund closes out a futures position, it calculates the difference between the value of the position at the beginning and at the end, and records a realized gain or loss accordingly.

    SHORT-TERM SECURITIES (60 DAYS OR LESS TO MATURITY): valued at amortized cost.

SECURITY TRANSACTIONS are recorded as of the date the order to buy or sell the security is executed.

DIVIDENDS AND DISTRIBUTIONS FROM PORTFOLIO SECURITIES are recorded on the date they are effective (the ex-dividend date), although the fund records certain foreign security dividends on the day it learns of the ex-dividend date.

INCOME FROM INTEREST AND THE ACCRETION OF DISCOUNTS is recorded as it accrues.

REALIZED GAINS AND LOSSES from security transactions are based on the identified costs of the securities involved.

ASSETS AND LIABILITIES DENOMINATED IN FOREIGN CURRENCIES are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are figured using exchange rates in effect on the transaction date.

EXPENSES that are specific to the fund are charged directly to the fund. Expenses that are common to all funds within a trust generally are allocated among the funds in proportion to their net assets.

THE FUND MAINTAINS ITS OWN ACCOUNT FOR PURPOSES OF HOLDING ASSETS AND ACCOUNTING, and is considered a separate entity for tax purposes. Within its account, the fund also keeps certain assets in segregated accounts, as may be required by securities law.

THE ACCOUNTING POLICIES DESCRIBED ABOVE CONFORM WITH GENERALLY ACCEPTED ACCOUNTING PRINCIPLES. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It's possible that once the results are known, they may turn out to be different from these estimates.

REPORT OF INDEPENDENT ACCOUNTANTS

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF:

Schwab Analytics Fund(R)

In our opinion, the accompanying statements of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab Analytics Fund (one of the portfolios constituting Schwab Capital Trust) (hereafter referred to as the "fund") at October 31, 2000, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

San Francisco, CA
December 12, 2000

PROXY VOTING RESULTS (UNAUDITED)

SHAREHOLDERS OF THE FUND COVERED IN THIS REPORT APPROVED ALL PROPOSALS DESCRIBED IN THE MOST RECENT SCHWABFUNDS(R) PROXY SOLICITATION. A special meeting of the shareholders of Schwab Capital Trust was held on June 1, 2000. The number of votes necessary to conduct the meeting and approve each proposal was obtained. The results of the votes of shareholders are listed below by proposal.

                                                 FOR            WITHHELD
--------------------------------------------------------------------------------
PROPOSAL 1

ELECTION OF TRUSTEES

Charles R. Schwab                            289,830,691        68,146,593
Mariann Byerwalter                           289,803,100        68,174,184
Jeremiah H. Chafkin                          290,116,655        67,860,629
Donald F. Dorward                            289,894,704        68,082,580
William A. Hasler                            289,963,656        68,013,628
Robert G. Holmes                             290,075,539        67,901,745
Steven L. Scheid                             290,226,860        67,750,424
Gerald B. Smith                              290,102,267        67,875,017
Donald R. Stephens                           290,162,159        67,815,125
Michael W. Wilsey                            290,227,986        67,749,298


                                                                                FOR             AGAINST         ABSTAINED 1
------------------------------------------------------------------------------------------------------------------------------------
PROPOSAL 2c1

TO APPROVE CHANGES TO RESTRICTIONS REGARDING BORROWING.

Schwab Analytics Fund(R)                                                     8,359,431           301,930         1,114,026

PROPOSAL 2c2

TO APPROVE CHANGES TO RESTRICTIONS REGARDING LENDING.

Schwab Analytics Fund                                                        8,358,360           304,434         1,112,593

PROPOSAL 2c3

TO APPROVE CHANGES TO RESTRICTIONS REGARDING SENIOR SECURITIES.

Schwab Analytics Fund                                                        8,438,908           221,962         1,114,517

1  Includes broker non-votes.

                                                                                FOR             AGAINST         ABSTAINED 1
------------------------------------------------------------------------------------------------------------------------------------
PROPOSAL 2d

TO APPROVE CHANGES TO RESTRICTIONS REGARDING DIVERSIFICATION.

Schwab Analytics Fund(R)                                                    8,411,631           238,808         1,124,948

PROPOSAL 2i

TO APPROVE CHANGES TO RESTRICTIONS REGARDING INDUSTRY CONCENTRATION.

Schwab Analytics Fund                                                       8,454,610           207,774         1,113,003

PROPOSAL 2j

TO APPROVE CHANGES TO RESTRICTIONS REGARDING COMMODITIES, FUTURES, AND REAL ESTATE.

Schwab Analytics Fund                                                       8,299,223           365,079         1,111,085

PROPOSAL 2k

TO APPROVE CHANGES TO RESTRICTIONS UNDERWRITING OF SECURITIES.

Schwab Analytics Fund                                                       8,374,464           288,402         1,112,521


1  Includes broker non-votes.

     HOW TO READ THIS REPORT

     This report, including the financial tables, has been designed to be EASY TO READ. The next few pages provide additional information that can help you more fully understand the financial tables and why they are important to ALL FUND INVESTORS.

     In this section, we take a closer look at the types of information presented in the financial tables.

     Brief CALLOUTS add context to some of the most important elements in the tables, and help explain certain fund operations and accounting principles.

     At the end, a GLOSSARY defines many of the technical financial terms that are used in this report.

              [FINANCIAL HIGHLIGHTS TABLE GRAPHIC -- SAMPLE PAGE]

     FINANCIAL HIGHLIGHTS*

     PER SHARE DATA ($)**

     Income from investment operations***

     Total return (%)+

   * The financial highlights summarize a fund's activities over the past five years (or since inception, if the fund doesn't yet have five years of operating history).

  ** The figures in the first part of the table are for a single share of a fund that was "outstanding," or in existence, during the periods indicated.

 *** These lines show how much the fund earned per share, and where these earnings came from: how much was from interest and dividends, and how much from capital appreciation (that is, price increases of investments the fund owned). A fund may show losses in this section if its expenses exceeded its income or its capital losses exceeded its capital gains.

     Some funds, such as money funds, typically receive all their earnings as interest, while some equity funds may have only appreciation, or may receive interest and dividends only occasionally.

   + Total return shows what an investor in a fund would have earned or lost during each period indicated, assuming that all dividends and distributions were rein vested. Because the numbers in the financial highlights are for a fund's fiscal year, they will be different from calendar year numbers, except for funds whose fiscal year is the same as the calendar year.

                             [SAMPLE TABLE GRAPHIC]

                               1/1/97-10/31/97 *
                                        (0.19) **
                                          0.49 ***
                                          0.40 ***
                                          1.89 #
                                             1 ##

                                                 Table is for illustration only.

  * In some cases, such as with funds that started partway through their planned fiscal year or have changed their fiscal year, the financial highlights may contain a "stub period" that is less than 12 months.

 ** In financial tables, parentheses around numbers are used to indicate a negative number, such as a loss, or a number that is being subtracted, such as a distribution paid by a fund to its shareholders.

*** The figures in this part of the table disclose a fund's annual operating expenses. The expenses are shown as a percentage of a fund's average net assets because they are paid from these assets.

*** For some funds, the annual expenses are capped at a certain level. With these funds, there are two sets of expense figures: net expenses and the amounts of any expense reductions. The net figures reflect what the expenses actually were, after the reductions.

 # This shows you how much a fund netted in dividend and interest income (i.e., total dividends and interest minus expenses), expressed as a percentage of the fund's average net assets.

## The turnover rate tells you how actively a fund has traded securities. A rate of 100% would be the equivalent of replacing every security in the portfolio over the period of a year.

## Consistently high turnover can result in taxable distributions, which can lower after-tax performance -- although this is not a concern if your investment is held in an IRA, 401(k) or other tax-deferred account.

HOW TO READ THIS REPORT Continued

                [HYPOTHETICAL FUND -- FINANCIALS SAMPLE GRAPHIC]

*** PORTFOLIO HOLDINGS
(1) Top ten holding
+   New holding
-   Non-income producing security
**  Global Depositary Receipt
#   Collateral for open futures contracts
##  Issuer is affiliated with the fund's adviser


                                                 Table is for illustration only.

*** The Portfolio Holdings (sometimes also called the Schedule of Investments) is a snapshot of all securities a fund held on the last day of the report period.


Symbols that may appear in the Portfolio Holdings:

(1) Top ten holding -- shows a fund's ten largest positions, as measured by market value.

+   New holding -- a security the fund added during the report period.

- Non-income producing security -- this includes several categories of securities: those that never pay dividends (such as many growth stocks); those that sometimes pay dividends, but have not done so in the past 12 months; and those that typically do pay dividends, but have missed a recent dividend payment.

** Global Depositary Receipt (GDR) -- a security issued in one country that represents a stock issued in another country.

* American Depositary Receipt (ADR) -- a type of GDR that is traded in the United States and priced in U.S. dollars.

# Collateral for open futures contracts -- indicates a security the fund has set aside in a separate account to cover possible losses that may result from a futures contract. The fund is not permitted to sell a security while it is pledged as collateral.

## Issuer is affiliated with the fund's adviser -- indicates a security issued by the company that manages the fund, or an affiliate of that company. Substantial ownership of such securities could represent conflict of interest, which is why this disclosure is required.

### [PIE CHART FROM SAMPLE GRAPHIC]

99.9%     COMMON STOCK
          Market Value: $7,368,959
          Cost: $5,767,040

0.1%      U.S. TREASURY OBLIGATIONS
          Market Value: $3,778
          Cost: $3,778

          SHORT-TERM INVESTMENTS
          Market Value: $1,864
          Cost: $1,864
          -------------------------

00.0%     TOTAL INVESTMENTS
          Market Value: $7,374,601
          Cost: $5,772,682


### This shows a breakdown of holdings by asset type. To the right of the pie chart are figures showing the total market value of securities of each asset type, and also what a fund paid for those securities.

                   [SAMPLE PORTFOLIO HOLDINGS TABLE GRAPHIC]
                                                 Table is for illustration only.

  * In some cases, securities are organized into sub-groups (in this example, stock holdings are organized by industry). For each sub-group, there are figures showing the percentage of investments represented and the total market value of the securities in the sub-group. Note that for all dollar values, you need to add three zeroes after each number to get the approximate value.

** For all bonds, the report shows the security name, the rate the security pays and the maturity date. The maturity date is the date when the bond is retired and the issuer returns the money borrowed ("principal" or "face value") to the bondholder.

** During its lifetime, a bond may trade at a premium or a discount to its par value, depending on interest rate trends and other factors. When a bond begins to approach maturity, its market value typically moves closer to its face value.

 # Most equity funds keep a small percentage of assets in high quality, liquid investments, in order to manage their cash flow needs.

## In this example, the investment shown is one that seeks to maintain a stable
   $1.00 share price, so the number of shares is typically the same as the market value (allowing for rounding in the value column).

 * UTILITIES: ELECTRIC & GAS 2.6%

Reliant Energy, Inc. 191,286         5,213
Southern Co. 442,331                11,749
Texas Utilities Co. 185,887          7,203
Unicom Corp. 138,452                 5,304
Williams Cos., Inc. 281,464         10,555
                                  --------
                                   194,247

**

Security                          Face Value           Mkt. Value
  Rate, Maturity Date             ($ x 1.000)          ($ x 1,000)
U.S Treasury Bills
  4.36%-4.65%, 12/19/00               3,800                 3,778

 # OTHER INVESTMENT COMPANIES

## Provident Institutional TempCash 1,864,212

HOW TO READ THIS REPORT Continued

                [HYPOTHETICAL FUND -- FINANCIALS SAMPLE GRAPHIC]

*  As of October 31, 2000. All numbers X 1,000 except NAV.

** Statement of Assets and Liabilities

***Receivables:
   Payables:

#  TOTAL ASSETS:
   TOTAL LIABILITIES
   NET ASSETS

## NET ASSETS BY SOURCE

                                                 Table is for illustration only.

* As with the Portfolio Holdings, the figures in these statements need to be multiplied by 1,000. This includes the figures in the notes.

** The Statement of Assets and Liabilities is a snapshot of a fund's balance sheet on the last day of the report period.

The collateral is simultaneously counted as an asset (because the fund held it as of the report date) and as a liability (because it is owned by the institutions that provided it as collateral).

*** At any given time, a fund is likely to be owed money from various sources that it has not yet received, and to owe money it hasn't yet paid.

# This section gathers the totals from the first two sections in order to compute net assets.

## This section shows where the assets described above came from. "Capital received from investors" is money a fund received from investors buying its shares during the report period, and is a net figure (meaning that money the fund remitted to investors who redeemed their shares has already been subtracted from it).


Although a mutual fund doesn't expect to pay federal income tax, it does have to file a return with the IRS and disclose certain tax information to shareholders. In some cases, the requirements of tax accounting differ from the requirements of the accounting practices used in keeping a fund's books, so the figures in this box may differ from those shown elsewhere in the financials. These differences may require that some values be reclassified in the financials, but this does not affect a fund's NAV.

                    [FEDERAL TAX DATA SAMPLE TABLE GRAPHIC]

                                                 Table is for illustration only.

                [HYPOTHETICAL FUND -- FINANCIALS SAMPLE GRAPHIC]

                                 * STATEMENT OF OPERATIONS
                                ** NET REALIZED GAINS AND LOSSES
                               *** NET UNREALIZED GAINS AND LOSSES
                                 # INVESTMENT ADVISER AND ADMINISTRATOR FEES
                                ## TRANSFER AGENT AND SHAREHOLDER SERVICE FEES:
                               ### CUSTODIAN FEES
                              #### INCREASE IN NET ASSETS FROM OPERATIONS

                                                 Table is for illustration only.

   * The Statement of Operations tells you how much money a fund earned and spent over the course of the report period, and how much it gained and lost on its investments.

  ** These are the capital gains or losses resulting from securities a fund sold during the report period.

 *** These represent the change in unrealized gains or losses over the report period.

   # Covers most activities related to managing a fund's portfolio.

  ## Covers most activities associated with shareholders, including processing transactions in fund shares and providing services such as account statements and information. In funds with more than one share class, these figures are reported by class.

 ### To safeguard the interests of shareholders, mutual funds must keep their portfolio securities in accounts at a financial institution, whose tasks include maintaining records of a fund's holdings.

#### This section gathers the totals from the first four sections in order to compute the net earnings or losses that resulted from a fund's operations during the report period. These figures also appear, in summary form, on the Statements of Changes in Net Assets.

HOW TO READ THIS REPORT Continued

                [HYPOTHETICAL FUND -- FINANCIALS SAMPLE GRAPHIC]

                                           * STATEMENTS OF CHANGES IN NET ASSETS
                                          ** OPERATIONS 11-1-99-10/31/00
                                         *** OPERATIONS 11-1-98-10/31/99
                                           # TRANSACTIONS IN FUND SHARES
                                          ## SHARES OUTSTANDING AND NET ASSETS

                                                 Table is for illustration only.

  * The Statements of Changes in Net Assets compare a fund's performance during the current report period with its performance from the previous report period.

  * Keep in mind that if the current report is a semiannual report, its figures are only for six months, whereas the figures for the previous period are generally for a full year.

 ** These are the figures for the current report period.

*** These are the figures for the previous report period.

  # From this section, you can see how the size of a fund was affected by investors buying and selling shares (as opposed to changes due to fund performance, shown above in "Operations").

  # The information shows how many shares the fund sold to investors, how many shares the fund issued in connection with investors who reinvested their dividends or distributions, and how many shares the fund redeemed (bought back from investors).

  # In funds with more than one share class, these figures are reported by class.

 ## For mutual funds, the number of "shares outstanding" is the number of shares in existence.

GLOSSARY

ASSET ALLOCATION The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

ASSET CLASS A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

BETA A historical measure of an investment's volatility relative to a market index (usually the S&P 500). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

BOND A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the "coupon rate") until a specified date (the "maturity date"), at which time the issuer returns the money borrowed ("principal" or "face value") to the bondholder. Because of their structure, bonds are sometimes called "fixed income securities" or "debt securities."

CAP, CAPITALIZATION  See "market cap."

CAPITAL GAIN, CAPITAL LOSS The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still "on paper" and is considered unrealized.

EARNINGS GROWTH RATE For a mutual fund, the average yearly rate at which the earnings of the companies in the fund's portfolio have grown, measured over the past five years.

EARNINGS PER SHARE (EPS) A company's earnings, or net income, for the past 12 months, divided by the number of shares outstanding.

EXPENSE RATIO The amount that is taken from a mutual fund's assets each year to cover the fund's operating expenses. An expense ratio of 0.50% means that a fund's expenses amount to half of one percent of its average net assets a year.

MARKET CAP, MARKET CAPITALIZATION The value of a company as determined by the total value of all shares of its stock outstanding.

MEDIAN MARKET CAP The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund's portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund's assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.

NET ASSET VALUE (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund's total assets, subtracting liabilities, and dividing by the number of shares outstanding.

OUTSTANDING SHARES, SHARES OUTSTANDING When speaking of a company or mutual fund, indicates all shares currently held by investors.

PRICE-TO-BOOK RATIO (P/B) The market price of a company's stock compared with its "book value." A mutual fund's P/B is the weighted average of the P/B of all stocks in the fund's portfolio.

PRICE-TO-EARNINGS RATIO (P/E) The market price of a company's stock compared with earnings over the past year. A mutual fund's P/E is the weighted average of the P/E of all stocks in the fund's portfolio.

RETURN ON EQUITY (ROE) The average yearly rate of return for each dollar of investors' money, measured over the past five years.

STOCK  A share of ownership, or equity, in the issuing company.

TOTAL RETURN The overall performance of an investment over a given period, including any expenses, any income or distributions paid out and any capital gain or loss (increases or decreases in portfolio value).

WEIGHTED AVERAGE For mutual funds, an average that gives the same weight to each security as the security represents in the fund's portfolio.

YIELD The income paid out by an investment, expressed as a percentage of the investment's market value.

NOTES

CONTACT SCHWAB

The SchwabFunds(R) Family includes a variety of funds to help meet your investment needs. You can diversify your portfolio in a single step with our asset allocation funds. Or you can customize your portfolio with a combination of our stock funds as well as our taxable and tax-advantaged bond and money market funds.

Please call 1-800-435-4000 for a free prospectus and brochure for any of these SchwabFunds.

This report must be preceded or accompanied by a current prospectus.

METHODS FOR PLACING ORDERS

The following information outlines how Schwab brokerage account investors can place orders. If you are investing through a third-party investment provider, methods for placing orders may be different.

INTERNET
www.schwab.com

SCHWAB BY PHONE(TM)
Use our automated voice service or speak to a representative. Call 1-800-435-4000, day or night (for TDD service, call 1-800-345-2550).

TELEBROKER(R)
Automated touch-tone phone service at 1-800-272-4922

MAIL
Write to SchwabFunds at:
P.O. Box 7575
San Francisco, CA 94120-7575

When selling or exchanging shares, be sure to include the signatures of at least one of the persons whose name is on the account.

THE SCHWABFUNDS FAMILY

EQUITY INDEX FUNDS
Schwab S&P 500 Fund
Schwab 1000 Fund(R)
Schwab Small-Cap Index Fund(R)
Schwab Total Stock Market Index Fund(TM)
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QUANTITATIVE/SECTOR FUNDS
Schwab Analytics Fund(R)
Schwab Focus Funds
     Communications Focus Fund
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ASSET ALLOCATION FUNDS
Schwab MarketTrack Portfolios(R)
     All Equity Portfolio
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     Growth Portfolio
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BOND FUNDS
Schwab Short-Term Bond Market Index Fund
Schwab Total Bond Market Index Fund
Schwab YieldPlus Fund(TM)
Schwab Short/Intermediate Tax-Free Bond Fund
Schwab Long-Term Tax-Free Bond Fund
Schwab California Short/Intermediate Tax-Free Bond Fund
Schwab California Long-Term Tax-Free Bond Fund

SCHWAB MONEY FUNDS
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity. 1 Choose from taxable or tax-advantaged alternatives. Many can be linked to your Schwab account to "sweep" cash balances automatically when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments(R).

1 Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

[CHARLESSCHWAB LOGO]


INVESTMENT ADVISER

Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104

DISTRIBUTOR

Charles Schwab & Co., Inc.
PO Box 7575, San Francisco, CA 94120-7575


This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(C) 2000 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC/NYSE.

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